CNI CHARTER FUNDS

GOVERNMENT MONEY MARKET FUND
Servicing Class (CNIXX)
Class N (CNGXX)
Class S (CNFXX)

PRIME MONEY MARKET FUND
Institutional Class (CNRXX)
Servicing Class (CNMXX)
Class N (CNPXX)
Class S (CNSXX)

CALIFORNIA TAX EXEMPT MONEY
MARKET FUND
Servicing Class (CNTXX)
Class N (CNEXX)
Class S (CEMXX)

LIMITED MATURITY FIXED INCOME FUND
Institutional Class (AHLFX)
Class N (AHALX)

GOVERNMENT BOND FUND
Institutional Class (CNIGX)
Servicing Class (CNBIX)
Class N (CGBAX)

CORPORATE BOND FUND
Servicing Class (CNCIX)
Class N (CCBAX)

CALIFORNIA TAX EXEMPT BOND FUND
Servicing Class (CNTIX)
Class N (CCTEX)

FULL MATURITY FIXED INCOME FUND
Institutional Class (AHFMX)
Class N (AHAFX)

HIGH YIELD BOND FUND
Institutional Class (CNIHX)
Servicing Class (CHYIX)
Class N (CHBAX)

MULTI-ASSET FUND
Institutional Class (CNIMX)
Servicing Class (CNIIX)
Class N (CNIAX)

U.S. CORE EQUITY FUND
Institutional Class (CNRUX)
Servicing Class (CNRVX)
Class N (CNRWX)

DIVERSIFIED EQUITY FUND
Institutional Class (AHDEX)
Class N (AHADX)

SOCIALLY RESPONSIBLE EQUITY FUND
Institutional Class (AHSRX)
Class N (AHRAX)

Supplement dated April 3, 2013, to the currently
effective Statement of Additional Information

The section titled “Management of the Trust” on page 51 is replaced in its entirety with the following:

MANAGEMENT OF THE TRUST

The Trustees and officers of the Trust, their principal occupations during the past five years, and their affiliations, if any, with CNAM, the investment manager to the Funds, are set forth below. The persons listed below may have held other positions with their employers named below during the relevant periods. Certain officers of the Trust also serve as officers to one or more other mutual funds for which SEI Investments or its affiliates act as investment manager, administrator or distributor. Two of the Trustees are an “interested person” of the Trust, as defined in the 1940 Act.

The section titled “Independent Trustees” beginning on page 51 is replaced in its entirety with the following:

Independent Trustees

Name Address Age	Position with the Trust	Term of Office (1) and Length of Time Served	Principal Occupation for the Past Five Years	Number of Portfolios in Fund Complex(2) Overseen by Trustee	Other Directorships Held by Trustee
Irwin G. Barnet, Esq. (3) CNI Charter Funds 400 N. Roxbury Drive Beverly Hills, California 90210 Age: 75	Trustee	Since 1999	Attorney and of counsel, Reed Smith LLP, a law firm (2009-present). Partner, Reed Smith LLP (2003-2008). Attorney and principal, Crosby, Heafey, Roach & May P.C., a law firm (2000-2002). Attorney and principal, Sanders, Barnet, Goldman, Simons & Mosk, a law firm (1980-2000).	23	None
Vernon C. Kozlen CNI Charter Funds 400 N. Roxbury Drive Beverly Hills, California 90210 Age: 69	Trustee	Since 2007	Retired (2007-present). President and Chief Executive Officer, CNI Charter Funds (2000-2007). Executive Vice President and Director of Asset Management Development, CNB (1996-2007). Director, Reed, Conner & Birdwell LLC (2000-2007), and Convergent Capital Management, LLC (2003-2007). Chairman of the Board, CNAM (2001-2005). Chairman of the Board, City National Securities, Inc. (1999-2005). Director, CNAM (2001-2006), and City National Securities, Inc. (1999-2006).	23	Windermere Jupiter Fund, LLC, CMS/Ironwood Multi-Strategy Fund LLC, CMS/Barlow Long-Short Equity Fund, LLC (4)
William R. Sweet CNI Charter Funds 400 N. Roxbury Drive Beverly Hills, California 90210 Age: 75	Trustee	Since 1999	Retired (1997-present). Executive Vice President, Union Bank of California (1985-1996).	23	None

James Wolford CNI Charter Funds 400 N. Roxbury Drive Beverly Hills, California 90210 Age: 59	Trustee	Since 1999
President, Chief Operating Officer and Chief Financial Officer, Thompson National Properties (March 2011-present).  Chief Financial Officer, Pacific Office Properties, a real estate investment trust (April 2010-March 2011). Chief Financial Officer, Bixby Land Company, a real estate company (2004-March 2010). Regional Financial Officer, AIMCO, a real estate investment trust (2004). Chief Financial Officer, DBM Group, a direct mail marketing company (2001-2004). Senior Vice President and Chief Operating Officer, Forecast Commercial Real Estate Service, Inc. (2000-2001). Senior Vice President and Chief Financial Officer, Bixby Ranch Company (1985-2000).
				23	None
Daniel A. Hanwacker CNI Charter Funds 400 N. Roxbury Drive Beverly Hills, California 90210 Age: 61	Trustee	Since 2013	CEO and President, Hanwacker Associates, Inc. (asset management consulting and executive search services) (2001 - present). Managing Director - Asset Management, Putnam Lovell Securities (2000-2001). Co-Founding Partner, Constellation Financial Management, Co., LLC (1995-2000).	23	Rochdale Investment Trust (2011- 2013)
Jay C. Nadel CNI Charter Funds 400 N. Roxbury Drive Beverly Hills, California 90210 Age: 54	Trustee	Since 2013	Financial Services Consultant (2005 - present). Executive Vice President, Bank of New York Broker-Dealer and Member of the Operating Committee (2002-2004). Weiss, Peck & Greer, Partner, Managing Director and Chair of the Operations Committee (1986-2001).	23	Lapolla Industries, Inc. (2007 – present); Rochdale Investment Trust (2011-2013)

			Interested Trustees
Andrew S. Clare (5) CNI Charter Funds 400 N. Roxbury Drive Beverly Hills, California 90210 Age: 67	Trustee	Since 2013	Attorney and partner, Loeb & Loeb LLP, a law firm (1972-present).	23	None
Jon C. Hunt (6) CNI Charter Funds 400 N. Roxbury Drive Beverly Hills, California 90210 Age: 61	Trustee	Since 2013	Consultant to Management, Convergent Capital Management, LLC (“CCM”) (July 2012 to present). Managing Director and Chief Operating Officer, CCM (1998 - June 2012).	23	Nuveen Commodities Asset Management, member of Independent Committee (February 2012 - present)

(1)	The Trustees serve for terms of office as follows:

Name of Trustee	End of Term of Office
William R. Sweet	March 31, 2015
Irwin G. Barnet	December 31, 2015
Vernon C. Kozlen	December 31, 2018*
James Wolford	March 29, 2023
Andrew S. Clare	December 31, 2020*
Daniel A. Hanwacker	March 29, 2023
John C. Hunt	March 29, 2023
Jay C. Nadel	March 29, 2023

*Subject to extension by the Board for up to two years.

(2)
“Fund complex” is defined as two or more registered investment companies that hold themselves out to investors as related companies or have a common investment adviser or affiliated investment advisers and includes the following registered closed-end funds: Rochdale High Yield Alternative Strategies Master Fund LLC, Rochdale High Yield Alternative Strategies Fund LLC, Rochdale High Yield Alternative Strategies Fund TEI LLC, Rochdale Structured Claims Fixed Income Fund LLC, Rochdale Alternative Total Return Fund and Rochdale International Trade Fixed Income Fund.

(3)
During 2010, 2011 and 2012, Reed Smith LLP, of which Mr. Barnet is an attorney and of counsel, provided legal services to City National, the parent company of CNAM. In 2010, 2011 and 2012, the firm billed City National $391,192, $423,600 and $452,607, respectively, for these services.  The other Independent Trustees have determined that Mr. Barnet should continue to be classified as a trustee who is not an “interested person” of the Trust, as defined in the 1940 Act, because Mr. Barnet was not involved with rendering any of these legal services to City National, and because Mr. Barnet’s interest in the fees billed by his firm to City National  was insignificant.

(4)
Convergent Wealth Advisors, LLC, which is under common control with City National, serves as investment adviser to Windermere Jupiter Fund, LLC, CMS/Ironwood Multi-Strategy Fund, LLC and CMS/Barlow Long-Short Equity Fund, LLC, each of which is a private investment fund.

(5)	Mr. Clare is an “interested person” of the Trust, as defined in the 1940 Act, by virtue of the provision of significant legal services by him and his law firm to City National.

(6)	Mr. Hunt is an “interested person” of the Trust, as defined in the 1940 Act, by virtue of his position with CCM, a wholly-owned subsidiary of City National and an affiliate of CNAM.

The section titled “Officers” beginning on page 53 is replaced in its entirety with the following:

Officers

Name Address Age	Position with the Trust	Term of Office(1) and Length of Time Served	Principal Occupation for the Past Five Years
Garrett R. D’Alessandro Rochdale Investment Management LLC 570 Lexington Avenue New York, NY 10022 Age: 55	President and Chief Executive Officer	Since 2013	President, Chief Executive Officer and Director of Research, Rochdale Investment Management, LLC (“Rochdale”) (1986- present).
Eric Kleinschmidt SEI Investments One Freedom Valley Drive Oaks, Pennsylvania 19456 Age: 44	Controller and Chief Operating Officer	Since 2005	Director of Fund Accounting, SEI Investments Company (2004-present). Manager of Fund Accounting, SEI Investments (1999-2004).
William Souza City National Bank 555 South Flower Street Los Angeles, California 90071 Age: 61	Vice President and Chief Compliance Officer	Since 2012	Senior Vice President and Senior Counsel, Legal Services Division, City National (1998-present).
Lisa Whittaker SEI Investments One Freedom Valley Drive Oaks, Pennsylvania 19456 Age: 34	Vice President and Secretary	Since 2012	Attorney, SEI Investments Company (2012-present). Associate Counsel, The Glenmede Trust Company (2011-2012). Associate, Drinker Biddle & Reath LLP (2006-2011).
William O’Donnell Rochdale Investment Management LLC 570 Lexington Avenue New York, NY 10022 Age: 49	Vice President and Assistant Treasurer	Since 2013	Chief Financial Officer, Rochdale (2011-present). Financial Consultant (2009-2011). Financial Officer, Compliance Officer and Corporate Secretary, Clay Finlay LLC (1990-2009).
Kurt Hawkesworth Rochdale Investment Management LLC 570 Lexington Avenue New York, NY 10022 Age: 42	Vice President	Since 2013	Chief Operating Officer and General Counsel, Rochdale (2003-present).
Anthony Sozio Rochdale Investment Management LLC 570 Lexington Avenue New York, NY 10022 Age: 42	Vice President	Since 2013	Supervisor of Registered Fund Operations, Rochdale (1998-present).
Timothy G. Solberg City National Bank 500 West Madison Suite 2620 Chicago, Illinois 60661 Age: 59	Vice President and Assistant Secretary	Since 2005	Senior Vice President and Director – Sub-Advised Funds, City National (2011-present). Managing Director and Chief Investment Officer, CCM Advisors, LLC (2002-2010).

Bernadette Sparling SEI Investments One Freedom Valley Drive Oaks, Pennsylvania 19456 Age: 35	Vice President and Assistant Secretary	Since 2010	Attorney, SEI Investments Company (2005-present). Associate, Blank Rome LLP (2001-2005).
Brent Vasher SEI Investments One Freedom Valley Drive Oaks, Pennsylvania 19456 Age: 30	Vice President and Assistant Secretary	Since 2010	Attorney, SEI Investments Company (2008-present). Associate, Law Office of Lloyd Z. Remick (2006-2008).

(1)	Each officer serves until removed by the Board or the principal executive officer of the Trust, or until such officer resigns.

The Board of Trustees has responsibility for the overall management and operations of the Trust.  The Board establishes the Trust’s policies and meets regularly to review the activities of the officers, who are responsible for day-to-day operations of the Trust.

The Trustees were selected with a view towards establishing a board that would have the broad experience needed to oversee a registered investment company comprised of multiple series employing a variety of different investment strategies. As a group, the Board has extensive experience in many different aspects of the financial services and asset management industries.

The Trustees were selected to join the Board based upon the following factors, among others: character and integrity; willingness to serve and willingness and ability to commit the time necessary to perform the duties of a Trustee; and with respect to certain persons, satisfying the criteria for not being classified as an "interested person" of the Trust as defined in the 1940 Act.  In addition, the following specific experience, qualifications, attributes and/or skills apply as to each Trustee:

•	Mr. Barnet, legal background, experience as a corporate and securities lawyer, and experience as a Trustee of the Trust.
•	Mr. Clare, legal background and experience as a corporate and litigation lawyer.
•	Mr. Hanwacker, experience in the asset management industry and as a trustee of Rochdale Trust.
•	Mr. Hunt, executive investment management experience and experience in management of the Trust and affiliated entities of City National.
•
Mr. Kozlen, investment management experience as an executive and leadership roles within City National and affiliated entities, as past President, Chief Executive Officer of the Trust, and as a Trustee of the Trust.

•	Mr. Nadel, experience in the financial services field and as a trustee of Rochdale Trust.
•	Mr. Sweet, experience as a senior banking executive and Trustee of the Trust.
•	Mr. Wolford, experience as a chief financial officer of various companies and a Trustee of the Trust.

In its periodic self-assessment of the effectiveness of the Board, the Board considers the complementary individual skills and experience of the individual Trustees primarily in the broader context of the Board's overall composition, seeking to ensure that the Board, as a body, possesses the appropriate (and appropriately diverse) skills and experience to oversee the business of the series of the Trust. The summaries set forth above as to the qualifications, attributes and skills of the Trustees are required by the registration form adopted by the SEC and do not impose any greater responsibility or liability on any such person or on the Board as a whole than would otherwise be the case.

Six of the eight Board members are Independent Trustees.  Irwin Barnet, an Independent Trustee, serves as Chairperson of the Board.  The Chairperson serves as a key point person for dealings between the Trust's management and the other Independent Trustees. Through the committees of the Board the Independent Trustees consider and address important matters involving each Fund, including those presenting conflicts or potential conflicts of interest. The Independent Trustees also regularly meet outside the presence of management and are advised by independent legal counsel. The Board has determined that its organization and leadership structure are appropriate in light of its fiduciary and oversight obligations and the special obligations of the Independent Trustees.  The Board believes that its structure facilitates the orderly and efficient flow of information to the Independent Trustees from management.

The following replaces the second sentence of the first and third paragraphs under the section titled “Committees” on page 55:

All of the Independent Trustees are the current members of the Committee.

The section titled “Equity Securities Owned by Trustees” beginning on page 56 is replaced in its entirety with the following:

Equity Securities Owned By Trustees

The following table sets forth the dollar range of Equity Securities beneficially owned by each Trustee as of December 31, 2012.

Independent Trustees

Name of Trustee	Dollar Range of Equity Securities in each Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Irwin G. Barnet	Prime Money Fund $1 - $10,000 Government Bond Fund $50,001 - $100,000 Corporate Bond Fund Over $100,000 High Yield Bond Fund $10,001 - $50,000	Over $100,000
Vernon C. Kozlen
Prime Money Market Fund
Over $100,000
California Tax Exempt Money Market Fund
Over $100,000
Government Bond Fund
$1 - $10,000
Corporate Bond Fund
$1 - $10,000
California Bond Fund
$1 - $10,000
High Yield Bond Fund
$1 - $10,000
Large Cap Value Fund
$1 - $10,000
Large Cap Growth Fund
$1 - $10,000
Over $100,000
William R. Sweet	Prime Money Market Fund	$10,001 - $50,000
James Wolford	None	None
Daniel A. Hanwacker	None	None
Jay C. Nadel	None	None

Interested Trustees

Jon C. Hunt	Prime Money Market Fund $1 - $10,000 High Yield Bond Fund Over $100,000	Over $100,000
Andrew S. Clare	None	None

The section titled “Compensation” on page 57 is replaced in its entirety with the following:

Compensation

The following table sets forth the compensation of the Independent Trustees for the fiscal year ended September 30, 2012.

Name of Trustee	Aggregate Compensation from Registrant	Pension or Retirement Benefits Accrued As Part of Funds’ Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From Registrant and Fund Complex Paid to Trustee
Irwin G. Barnet	$63,875	N/A	N/A	$63,875
Vernon C. Kozlen	$63,875	N/A	N/A	$63,875
Victor Meschures*	$51,875	N/A	N/A	$51,875
William R. Sweet	$64,875	N/A	N/A	$64,875
James Wolford	$51,875	N/A	N/A	$51,875
Daniel A. Hanwacker**	$0	N/A	N/A	$0
Jay C. Nadel**	$0	N/A	N/A	$0

*	Mr. Meschures resigned from the Board effective March 29, 2013.
**	Messrs. Hanwacker and Nadel became Trustees effective March 29, 2013.

The following replaces the first sentence of the third paragraph under the section titled “General Information” beginning on page 97:

Each Trustee serves until the next meeting of shareholders, if any, called for the purpose of electing Trustees and until the election and qualification of his or her successor or until death, resignation, declaration of bankruptcy or incompetence by a court of competent jurisdiction, or removal by a majority vote of the shares entitled to vote (as described below) or of a majority of the Trustees, or the end of their term as described above.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

CNI-SK-021-0100